Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Rent Expense	Rental expense is shown in the table below (in millions):

	Year Ended December 31,
	2012	2011	2010
Rental expense	$37.9	$36.0	$30.8

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of December 31, 2012, under capital leases and under non-cancelable operating leases having initial lease terms of more than one year are as follows (in millions):

	Capital Leases	Operating Leases
Year ending December 31,
2013	$5.7	$43.9
2014	5.1	26.9
2015	3.8	20.6
2016	3.9	17.0
2017	2.2	14.6
Thereafter	3.2	49.0

Total minimum payments	23.9	$172.0

Less amounts representing imputed interest	4.2

Present value of minimum lease payments	$19.7